united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Fair Value
	COMMON STOCK - 77.9%
	AIRLINES - 1.8%
78,965	easyJet PLC +	$1,676,999

	AUTO PARTS & EQUIPMENT - 2.6%
31,988	KTM Industries AG	2,507,342

	BEVERAGES - 2.0%
13,880	Remy Cointreau SA	1,896,868

	BUILDING MATERIALS - 4.5%
24,663	Imerys SA +	1,916,103
37,651	Rhi Magnesita NV	2,406,219
		4,322,322
	CHEMICALS - 2.0%
74,512	K+S AG +	1,969,461

	COMMERCIAL SERVICES - 4.2%
110,844	Evotec AG + *	2,303,350
71,271	Keywords Studios PLC +	1,707,123
		4,010,473
	COMPUTERS - 4.8%
46,445	Solutions 30 SE + *	2,461,739
11,652	Teleperformance +	2,137,723
		4,599,462
	DISTRIBUTION/WHOLESALE - 1.9%
266,959	Fourlis Holdings SA *	1,802,292

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
86,022	Burford Capital Ltd. +	2,073,988
88,432	Fila SpA +	1,930,749
		4,004,737
	ENGINEERING & CONSTRUCTION - 8.8%
29,086	Acciona SA +	2,502,041
48,518,518	Duro Felguera SA	1,817,504
153,943	Lehto Group Oyj +	1,833,634
636,805	Obrascon Huarte Lain SA +	2,244,969
		8,398,148
	ENTERTAINMENT - 1.0%
10,022	PANTAFLIX AG *	942,791

	FOOD - 2.3%
33,442	Takeaway.com NV + *	2,234,257

	FOOD SERVICE - 1.5%
19,826	DO & CO AG	1,391,846

	HEALTHCARE - PRODUCTS - 0.8%
140,787	MagForce AG *	811,285

	INVESTMENT COMPANIES - 0.3%
220,000	Stirling Industries PLC *	277,042

	LEISURE TIME - 2.5%
241,761	Dometic Group AB	2,352,524

	MACHINERY - DIVERSIFIED - 2.1%
49,473	Biesse SpA	2,042,216

	MEDIA - 0.9%
252,361	ALTICE EUROPE NV *	842,125

	METAL FABRICATE/HARDWARE - 2.6%
379,014	Vallourec SA + *	2,447,931

	OIL & GAS - 1.7%
182,565	Northern Drilling Ltd. + *	1,631,305

	PHARMACEUTICALS - 2.2%
146,230	Almirall SA +	2,094,222

	PRIVATE EQUITY - 2.7%
23,594	MBB SE +	2,630,870

	RETAIL - 5.6%
246,635	Applegreen PLC	1,737,322
565,647	City Pub Group PLC	1,710,282
20,599	Fnac Darty SA + *	1,872,716
		5,320,320
	SEMICONDUCTORS - 1.7%
1,255,513	IQE PLC *	1,628,804

	TELECOMMUNICATIONS - 5.8%
58,254	accesso Technology Group PLC *	2,067,018
151,340	Hellenic Telecommunications Organization SA +	1,965,538
118,760	ICE Group AS *	1,501,391
		5,533,947
	TEXTILES - 3.5%
128,210	Aquafil SpA	1,942,659
131,088	Victoria PLC *	1,420,346
		3,363,005
	TRANSPORTATION - 3.9%
44,882	Construcciones y Auxiliar de Ferrocarriles SA +	1,995,541
110,597	Goodbulk Ltd. *	1,723,985
		3,719,526

	TOTAL COMMON STOCK (Cost - $70,157,144)	74,452,120

	SHORT-TERM INVESTMENT - 14.6%
	MONEY MARKET FUND - 14.6%
13,936,465	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.80% ^	13,936,465
	TOTAL SHORT-TERM INVESTMENT (Cost - $13,936,465)

	TOTAL INVESTMENTS - 92.5% (Cost - $84,093,609) (a)	$88,388,585
	SECURITIES SOLD SHORT - (29.8) % (Proceeds - $29,079,255) (a)	(28,478,538)
	OTHER ASSETS LESS LIABILITIES - 37.3%	35,625,184
	NET ASSETS - 100.0%	$95,535,231

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares				Fair Value
	COMMON STOCK SOLD SHORT- (29.7)%
	AUTO PARTS & EQUIPMENT - (1.4) %
98,268	Brembo SpA			$1,347,549

	BANKS - (1.6) %		.
124,716	Norwegian Finans Holding ASA *			1,523,111

	BEVERAGES - (0.2) %
21,763	Marie Brizard Wine & Spirits SA *			192,252

	CHEMICALS - (1.4) %
24,284	Fuchs Petrolub SE			1,371,805

	COMMERCIAL SERVICES - (1.3) %
427,260	Equiniti Group PLC			1,199,381

	DISTRIBUTION/WHOLESALE - (1.3) %
212,549	Headlam Group PLC			1,276,956

	DIVERSIFIED FINANCIAL SERVICES - (2.5) %
25,746	Avanza Bank Holding AB			1,186,715
21,392	Leonteq AG *			1,189,525
				2,376,240
	ELECTRONICS - (1.3) %
47,688	NKT A/S *			1,284,462

	ENTERTAINMENT - (1.4) %
375,159	Cineworld Group PLC			1,333,632

	FOOD - (2.7) %
448,331	Devro PLC			1,157,378
42,970	ICA Gruppen AB			1,426,538
				2,583,916
	HOLDING COMPANIES - DIVERSIFIED - (0.0) %
2,416	Bollore SA			11,256

	INTERNET - (1.3) %
6,902	zooplus AG *			1,196,818

	LEISURE TIME - (1.4) %
518,686	Piaggio & C SpA			1,371,569

	MACHINE - DIVERSIFIED - (1.0) %
58,911	Gima TT SpA			919,167

	MEDIA - (1.5) %
116,129	Pearson PLC			1,408,464

	OIL & GAS SERVICES - (1.5) %
181,611	Petrofac Ltd.			1,461,293

	PACKAGING & CONTAINERS - (1.5) %
16,647	Gerresheimer AG			1,417,987

	RETAIL - (1.3) %
53,348	Beter Bed Holding NV			372,647
251,108	Restaurant Group PLC			872,886
				1,245,533
	SEMICONDUCTORS - (1.3) %
198,320	Nordic Semiconductor ASA *			1,195,183

	TELECOMMUNICATIONS - (2.9) %
951,290	TalkTalk Telecom Group PLC			1,431,290
7,421	u-blox Holding AG			1,379,256
				2,810,546
	TRANSPORTATION - (0.9) %
290,831	Stobart Group Ltd.			896,520

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $29,037,385)			28,423,640

	RIGHTS SOLD SHORT - (0.1) %
	DIVERSIFIED FINANCIAL SERVICES - (0.1) %
21,392	Leonteq AG *			54,898
	TOTAL RIGHTS SOLD SHORT (Proceeds - $41,870)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $29,079,255)			28,478,538

PLC - Public Limited Company
+ All or a portion of these securities are held as collateral for securities sold short.
* Non-income producing security.
^ Money market fund; interest rate reflects effective yield on July 31 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,069,329 including securities sold short, excluding foreign currency contracts and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$8,044,187
		Unrealized depreciation		(3,203,469)
		Net unrealized appreciation		$4,840,718

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Danish Krone	8/16/2018	Goldman Sachs	7,418,118	$1,166,607	$(168)
Swedish Krona	8/16/2018	Goldman Sachs	22,044,418	2,512,164	1,667
Swiss Franc	8/16/2018	Goldman Sachs	329,375	333,172	1,646
				$4,011,943	$3,145
To Sell:
British Pound	8/16/2018	Goldman Sachs	3,058,390	$4,014,726	$19,055
Euro	8/16/2018	Goldman Sachs	30,430,544	35,650,582	18,032
Norwegian Krone	8/16/2018	Goldman Sachs	18,414,769	2,261,833	11,797
				$41,927,141	$48,884

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Fair Value
	COMMON STOCK - 91.9%
	ADVERTISING - 2.0%
4,406	Affinion Group Holdings, Inc. *	$61,574
288,401	EVINE Live, Inc. * +	409,529
8,031	Omnicom Group, Inc. +	552,774
2,508	WPP PLC - ADR	196,477
		1,220,354
	AEROSPACE/DEFENSE - 0.7%
5,145	Esterline Technologies Corp. * +	438,868

	APPAREL - 0.2%
4,620	Skechers U.S.A., Inc. *	128,066

	AUTO PARTS & EQUIPMENT - 0.8%
2,768	Cooper Tire & Rubber Co. +	79,026
10,127	Horizon Global Corp. *	70,383
1,066	Lear Corp. +	192,019
3,313	Tenneco, Inc. +	152,729
		494,157
	BANKS - 1.8%
4,609	Goldman Sachs Group, Inc. +	1,094,315

	BIOTECHNOLOGY - 0.9%
6,952	AMAG Pharmaceuticals, Inc. * +	153,292
2,487	Celgene Corp. * +	224,054
12,254	Iovance Biotherapeutics, Inc. * +	174,007
		551,353
	BUILDING MATERIALS - 0.6%
5,787	Owens Corning +	360,067

	CASINOS & GAMING - 0.9%
16,732	Stars Group, Inc. * +	573,908

	CHEMICALS - 2.1%
12,367	Eastman Chemical Co. +	1,281,469

	COMMERCIAL SERVICES - 6.4%
34,402	AstroNova, Inc. +	622,676
52,485	Atento SA	383,140
34,002	CPI Card Group, Inc. *	70,724
4,647	Deluxe Corp. +	273,848
12,704	EVERTEC, Inc. +	296,003
34,553	Kelly Services, Inc. +	839,292
16,528	RR Donnelley & Sons Co. +	97,515
13,245	ServiceMaster Global Holdings, Inc. * +	754,833
22,712	TrueBlue, Inc. * +	614,360
		3,952,391
	COMPUTERS - 4.8%
20,033	Agilysys, Inc. * +	329,543
11,926	Cognizant Technology Solutions Corp. +	971,969
11,379	Luxoft Holding, Inc. *	432,402
38,452	NCR Corp. * +	1,073,580
3,963	Teradata Corp. * +	151,743
		2,959,237
	DISTRIBUTION/WHOLESALE - 2.4%
69,030	Houston Wire & Cable Co. +	552,240
2,947	ScanSource, Inc. *	121,564
13,756	WESCO International, Inc. * +	839,116
		1,512,920
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
10,814	GoldMoney, Inc. *	25,166
6,524	Raymond James Financial, Inc. +	597,533
53,950	Waddell & Reed Financial, Inc. +	1,117,304
		1,740,003
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
4,295	Belden, Inc. +	278,101

	ELECTRONICS - 4.2%
5,041	Alarm.com Holdings, Inc. * +	216,108
4,225	Avnet, Inc. +	185,266
66,333	Celestica, Inc. * +	783,393
26,018	Digital Ally, Inc. *	66,346
3,962	TE Connectivity Ltd. +	370,724
9,428	Tech Data Corp. * +	786,389
959	Waters Corp. *	189,182
		2,597,408
	ENGINEERING & CONSTRUCTION - 0.8%
9,326	AECOM *	312,981
23,367	KBR, Inc. +	466,873
		779,854

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 91.9%
	ENTERTAINMENT - 2.0%
16,532	SeaWorld Entertainment, Inc. +	$352,132
51,580	Speedway Motorsports, Inc. +	910,387
		1,262,519
	ENVIRONMENTAL CONTROL - 1.4%
28,385	CECO Environmental Corp. +	195,005
35,909	Covanta Holding Corp. +	646,362
		841,367
	FOOD - 3.3%
8,744	Alcanna, Inc.	61,450
6,529	Campbell Soup Co.	267,036
6,457	Kroger Co. +	187,253
53,972	Nomad Foods Ltd. * +	1,025,468
15,101	US Foods Holding Corp. * +	510,565
		2,051,772
	HEALTHCARE-SERVICES - 3.1%
13,295	Civitas Solutions, Inc. * +	217,373
13,685	HCA Healthcare, Inc. +	1,700,088
		1,917,461
	HOME FURNISHINGS- 0.6%
2,840	Whirlpool Corp. +	372,324

	INTERNET - 3.4%
26,834	eBay, Inc. * +	897,597
210,654	Groupon, Inc. * +	985,861
36,254	Pandora Media, Inc. *	244,352
		2,127,810
	INVESTMENT COMPANIES - 0.4%
14,037	Steel Partners Holdings LP *	231,611

	IRON & STEEL - 1.3%
8,805	Reliance Steel & Aluminum Co. +	794,211

	MACHINERY - DIVERSIFIED - 1.2%
5,485	Hurco Cos., Inc. +	242,985
35,182	Xerium Technologies, Inc. * +	470,383
		713,368
	MEDIA - 8.3%
47,636	Comcast Corp. +	1,704,416
66,563	Discovery, Inc. * +	1,634,122
4,102	Liberty Media Corp. * +	105,709
67,185	MSG Networks, Inc. * +	1,582,207
11,689	WideOpenWest, Inc. *	127,176
		5,153,630
	METAL FABRICATE/HARDWARE - 0.1%
5,124	Ampco-Pittsburgh Corp.	54,058

	MISCELLANEOUS MANUFACTURING - 0.4%
13,097	GP Strategies Corp. * +	247,533

	PACKAGING & CONTAINERS - 4.4%
48,663	Ardagh Group SA	772,282
18,198	Crown Holdings, Inc. * +	823,823
57,964	Graphic Packaging Holding Co. +	842,217
23,624	Intertape Polymer Group, Inc.	311,955
		2,750,277
	PHARMACEUTICALS - 4.4%
6,145	Cardinal Health, Inc. +	306,943
13,593	CVS Health Corp. +	881,642
11,103	McKesson Corp. +	1,394,537
13,647	Paratek Pharmaceuticals, Inc. * +	137,835
		2,720,957
	REITS - 2.7%
43,888	Industrial Logistics Properties Trust +	1,013,813
29,616	Outfront Media, Inc. +	629,340
		1,643,153
	RETAIL - 3.6%
1,956	Asbury Automotive Group, Inc. * +	137,507
16,090	Ascena Retail Group, Inc. * +	59,211
26,724	Gap, Inc. +	806,263
2,249	Group 1 Automotive, Inc. +	157,407
47,752	Michaels Cos., Inc. * +	974,618
5,942	Sonic Automotive, Inc. +	120,920
		2,255,926
	SEMICONDUCTORS - 1.7%
4,572	Intel Corp. +	219,913
3,286	NXP Semiconductors NV *	313,287
92,708	O2Micro International Ltd. - ADR *	171,510
5,250	QUALCOMM, Inc. +	336,472
		1,041,182

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares						Fair Value
	COMMON STOCK (Continued) - 91.9%
	SOFTWARE - 5.5%
5,884	CSG Systems International, Inc. +					$239,302
14,032	Donnelley Financial Solutions, Inc. * +					291,866
3,175	j2 Global, Inc. +					269,367
8,593	Microsoft Corp. +					911,545
5,659	MicroStrategy, Inc. * +					736,519
19,568	Oracle Corp. +					933,002
						3,381,601
	SPECIALTY PHARMACEUTICALS - 1.1%
31,381	Bausch Health Companies, Inc. * +					682,223

	TELECOMMUNICATION - 10.2%
44,920	Aerohive Networks, Inc. *					179,680
12,011	ARRIS International PLC *					303,398
21,605	Cisco Systems, Inc. +					913,675
24,018	Comtech Telecommunications Corp. +					807,005
22,243	Finisar Corp. * +					374,795
81,897	Iridium Communications, Inc. * +					1,416,818
8,748	Liberty Latin America Ltd. * +					169,361
2,927	LogMeIn, Inc.					237,233
5,559	Telephone & Data Systems, Inc.					140,365
30,238	Verizon Communications, Inc. +					1,561,490
6,276	Zayo Group Holdings, Inc. * +					232,777
						6,336,597
	TRANSPORTATION & LOGISTICS - 0.9%
18,895	Roadrunner Transportation Systems, Inc. *					41,380
4,085	United Parcel Service, Inc. +					489,751
						531,131

	TOTAL COMMON STOCK (Cost - $52,896,280)					57,073,182

Contracts **				Option
	OPTIONS PURCHASED - 0.3%	Counterparty	Notional	Expiration Date	Exercise Price
	CALL OPTIONS PURCHASED - 0.3%
55	Apple, Inc.	Goldman Sachs	$1,072,500	8/17/2018	$195.00	44,275
50	Bausch Health Companies, Inc.	Goldman Sachs	50,000	1/17/2020	$10.00	64,500
43	Campbell Soup Co.	Goldman Sachs	215,000	1/18/2019	$50.00	2,687
2215	Groupon, Inc.	Goldman Sachs	1,550,500	10/19/2018	$7.00	16,613
272	SPDR S&P Biotech ETF	Goldman Sachs	2,448,000	9/21/2018	$90.00	48,960
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	$105.00	25,805
	TOTAL OPTIONS PURCHASED (Cost - $188,135)					202,840

Shares
	SHORT-TERM INVESTMENTS - 16.7%
	MONEY MARKET FUNDS - 16.7%
5,165,587	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.80% ^					5,165,587
5,198,470	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.81% ^					5,198,470
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,364,057)					10,364,057

	TOTAL INVESTMENTS - 108.9% (Cost - $63,448,472) (a)					$67,640,079
	CALL OPTION WRITTEN - (0.0) % (Proceeds - $43,271) (a)					(23,970)
	SECURITIES SOLD SHORT - (73.3) % (Proceeds - $42,047,910) (a)					(45,548,181)
	OTHER ASSETS LESS LIABILITIES - 64.4%					40,041,497
	NET ASSETS - 100.0%					$62,109,425

Contracts **						Fair Value
	OPTION WRITTEN - (0.0) %			Option
	CALL OPTION WRITTEN - (0.0) %	Counterparty	Notional	Expiration Date	Exercise Price
51	Accelerate Diagnostics, Inc.	Goldman Sachs	$89,250	8/17/2018	$17.50	23,970
	TOTAL CALL OPTION WRITTEN (Proceeds - $43,271)

Shares
	SECURITIES SOLD SHORT - (73.3) %
	AEROSPACE/DEFENSE - (1.2) %
6,014	National Presto Industries, Inc.					749,645

	AGRICULTURE - (0.6) %
5,142	Cadiz, Inc. *					68,903
16,015	Vector Group Ltd.					295,477
						364,380
	APPAREL - (0.7) %
7,568	Canada Goose Holdings, Inc. *					434,630

	AUTO MANUFACTURERS - (0.6) %
1,333	Tesla, Inc. *					397,421

	AUTO PARTS & EQUIPMENT - (0.7) %
3,925	Dorman Products, Inc. *					293,119
5,399	Motorcar Parts of America, Inc. *					116,618
						409,737

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (73.3) %
	BANKS - (0.9) %
5,233	First Financial Bankshares, Inc.	$296,188
4,179	Westamerica Bancorporation	250,824
		547,012
	BEVERAGES - (1.7) %
12,916	Farmer Brothers Co. *	372,627
8,071	MGP Ingredients, Inc.	662,387
		1,035,014
	BIOTECHNOLOGY - (4.2) %
13,824	Calyxt, Inc. *	242,749
13,596	Cambrex Corp. *	849,750
5,738	Emergent BioSolutions, Inc. *	311,860
7,252	Exact Sciences Corp. *	423,879
12,632	Intrexon Corp. *	185,185
4,852	Ionis Pharmaceuticals, Inc. *	211,935
21,805	NeoGenomics, Inc. *	305,270
2,182	Omeros Corp. *	45,953
		2,576,581
	BULDING MATERIALS - (1.9) %
7,936	Cree, Inc. *	374,182
5,551	Louisiana-Pacific Corp.	149,433
3,024	Nordbord Inc.	108,592
3,221	Patrick Industries, Inc. *	197,286
2,870	PGT Innovations, Inc. *	68,880
3,226	Trex Co., Inc. *	250,789
		1,149,162
	CHEMICALS - (0.5) %
26,439	AgroFresh Solutions, Inc. *	187,981
797	Quaker Chemical Corp.	141,499
		329,480
	COMMERCIAL SERVICES - (2.9) %
7,009	Brink's Co.	559,669
1,635	Cimpress NV *	238,824
9,117	Ennis, Inc.	198,295
10,781	Franklin Covey Co. *	275,455
1,936	HealthEquity, Inc. *	146,168
8,054	Persol Holdings Co. Ltd.	175,124
6,927	TAL Education Group - ADR *	221,595
		1,815,130
	COMPUTERS - (1.4) %
4,502	Mercury Systems, Inc. *	187,868
5,436	Pure Storage, Inc. *	117,744
18,955	Vocera Communications, Inc. *	572,062
		877,674
	COSMETICS/PERSONAL CARE - (0.8) %
33,346	elf Beauty, Inc. *	481,516

	DISTRIBUTION/WHOLESALE - (1.7) %
7,434	SiteOne Landscape Supply, Inc. *	662,815
1,162	WW Grainger, Inc.	402,703
		1,065,518
	DIVERSIFIED FINANCIAL SERVICES - (1.2) %
3,185	Ellie Mae, Inc. *	316,016
9,200	Greenhill & Co., Inc.	300,840
2,250	Interactive Brokers Group, Inc.	134,685
12,525	MariMed, Inc. *	26,027
		777,568
	ELECTRICAL COMPONENTS & EQUIPMENT - (1.1) %
7,395	Energizer Holdings, Inc.	470,914
1,872	Novanta, Inc. *	116,719
1,774	Vicor Corp. *	102,094
		689,727
	ELECTONICS - (2.1) %
3,359	Mesa Laboratories, Inc.	679,291
10,590	ShotSpotter, Inc. *	451,875
11,868	ZAGG, Inc. *	176,833
		1,307,999
	ENERGY - ALTERNATE SOURCES - (0.5) %
5,741	SolarEdge Technologies, Inc. *	305,708

	FOOD - (2.2) %
3,451	Lancaster Colony Corp.	500,499
3,327	Post Holdings, Inc. *	287,985
34,657	SunOpta, Inc. *	284,187
10,218	Tootsie Roll Industries, Inc.	305,518
		1,378,189

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (73.3) %
	HEALTHCARE PRODUCTS - (5.4) %
13,064	Accelerate Diagnostics, Inc. *	$286,755
441	Align Technology, Inc. *	157,283
358	Atrion Corp.	246,304
15,791	CryoLife, Inc. *	470,572
10,460	Cutera, Inc. *	418,400
5,675	Glaukos Corp. *	236,137
1,043	ICU Medical, Inc. *	299,132
622	Inogen, Inc. *	123,933
4,864	Invacare Corp.	86,822
8,262	K2M Group Holdings, Inc. *	168,297
660	Penumbra, Inc. *	93,885
2,077	Quidel Corp. *	140,945
9,198	Sientra, Inc. *	188,283
2,297	Tactile Systems Technology, Inc. *	110,417
26,700	ViewRay, Inc. *	318,264
		3,345,429
	HEALTHCARE SERVICES - (1.6) %
861	Chemed Corp.	272,102
2,633	Medpace Holdings, Inc. *	161,587
5,238	US Physical Therapy, Inc.	548,680
		982,369
	HOME BUILDERS - (0.5) %
610	Cavco Industries, Inc. *	129,594
2,863	Installed Building Products, Inc. *	156,320
		285,914
	HOME FURNISHINGS - (0.9) %
12,226	Sleep Number Corp. *	348,319
3,702	Tempur Sealy International, Inc. *	180,917
		529,236
	INSURANCE - (0.6) %
5,424	RLI Corp.	405,498

	INTERNET - (9.7) %
12,050	ANGI Homeservices, Inc. *	189,305
17,970	Boingo Wireless, Inc. *	415,287
14,012	Cargurus, Inc. *	607,420
6,928	Carvana Co. *	297,904
17,667	Chegg, Inc. *	489,376
13,724	FireEye, Inc. *	213,134
10,190	HealthStream, Inc.	286,135
13,760	Lands' End, Inc. *	333,680
9,040	LINE Corp. - ADR *	393,421
22,800	New Media Investment Group, Inc.	410,172
4,551	Q2 Holdings, Inc. *	269,192
20,939	Snap, Inc. *	261,737
1,888	Spotify Technology SA *	345,183
2,389	TechTarget, Inc. *	67,895
8,137	Tucows, Inc. *	478,049
15,552	Twitter, Inc. *	495,642
8,549	Zillow Group, Inc. *	476,179
		6,029,711
	INTERNET BASED SERVICES - (0.4) %
1,737	Shopify, Inc. *	240,071

	LEISURE TIME - (2.9) %
5,642	Callaway Golf Co.	108,552
31,391	Dometic Group AB	305,459
2,696	LCI Industries	247,897
34,941	Marine Products Corp.	649,204
2,850	Planet Fitness, Inc. *	135,432
32,787	Town Sports International Holdings, Inc. *	354,100
		1,800,644
	MACHINERY DIVERSIFIED - (0.7) %
5,398	Tennant Co.	439,127

	METAL FABRICATE/HARDWARE - (0.7) %
4,517	Omega Flex, Inc.	416,829

	MINING - (0.3) %
5,014	Materion Corp.	314,378

	MISCELLANEOUS MANUFACTURING - (0.1) %
4,625	Loop Industries, Inc. *	54,205

	OIL & GAS SERVICES - (1.1) %
3,204	Core Laboratories NV	359,232
4,954	Schlumberger Ltd.	334,494
		693,726

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (73.3) %
	PHARMACEUTICALS - (2.3) %
3,519	DexCom, Inc. *		$334,762
1,505	GW Pharmaceuticals PLC - ADR *		203,280
6,933	Heska Corp. *		695,033
2,299	Neogen Corp. *		189,438
			1,422,513
	REAL ESTATE - (2.5) %
26,352	Redfin Corp. *		645,624
10,171	RMR Group, Inc.		882,843
			1,528,467
	REITS - (3.1) %
13,558	Acadia Realty Trust		367,151
11,829	Physicians Realty Trust		186,425
8,487	Rayonier, Inc.		297,130
13,148	Rexford Industrial Realty, Inc.		402,855
13,475	Terreno Realty Corp.		497,362
6,605	Urban Edge Properties		149,801
			1,900,724
	RETAIL - (5.7) %
2,727	At Home Group, Inc. *		98,908
13,969	BJ's Wholesale Club Holdings, Inc. *		346,292
16,044	Bojangles', Inc. *		210,979
7,530	Carrols Restaurant Group, Inc. *		109,185
23,552	Cato Corp.		586,445
25,299	Chuy's Holdings, Inc. *		800,713
2,557	Dave & Buster's Entertainment, Inc. *		125,677
4,533	Duluth Holdings, Inc. *		104,350
4,470	Hibbett Sports, Inc. *		102,587
4,308	Shake Shack, Inc. *		268,518
3,077	Shoe Carnival, Inc.		96,525
37,845	Tile Shop Holdings, Inc.		314,114
2,702	Urban Outfitters, Inc. *		119,969
24,775	Zoe's Kitchen, Inc. *		241,556
			3,525,818
	SEMICONDUCTORS - (0.9) %
3,965	AIXTRON SE *		57,086
9,930	Aquantia Corp. *		126,707
5,615	Axcelis Technologies, Inc. *		123,530
6,630	Nanometrics, Inc. *		249,686
			557,009
	SOFTWARE - (5.0) %
8,989	2U, Inc. *		680,108
16,441	ACI Worldwide, Inc. *		424,835
1,491	Alteryx, Inc. *		58,134
5,649	Appian Corp. *		175,571
3,040	Aspen Technology, Inc. *		291,202
18,737	Box, Inc. *		448,939
85,849	ImageWare Systems, Inc. *		97,009
18,031	Inovalon Holdings, Inc. *		192,030
11,282	MINDBODY, Inc. *		421,383
13,775	Workiva, Inc. *		347,819
			3,137,030
	TELECOMMUNICATION - (1.1) %
13,954	CalAmp Corp. *		317,593
17,224	Extreme Networks, Inc. *		146,404
23,257	ORBCOMM, Inc. *		222,337
			686,334
	TOYS/GAMES/HOBBIES - (0.5) %
7,180	Spin Master Corp. *		293,928

	TRUCKING & LEASING - (0.2) %
1,951	GATX Corp.		160,645

	WATER - (0.2) %
3,435	York Water Co.		106,485

	SECURITIES SOLD SHORT (Proceeds - $42,047,910)		45,548,181

	ADR - American Depositary Receipt
	LP - Limited Partnership
	PLC - Public Limited Company
*	Non-income producing security.
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on July, 31 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,422,910 including options
	and securities sold short and differs from fair value by net unrealized appreciation
	(depreciation) of securities as follows:
		Unrealized appreciation	$7,331,505
		Unrealized depreciation	(6,686,487)
		Net unrealized appreciation	$645,018

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Fair Value
	COMMON STOCK - 78.3%
	AEROSPACE/DEFENSE - 0.2%
3,031	MSA Safety, Inc. ^	$305,767

	BANKS - 2.8%
74,349	CenterState Bank Corp.	2,063,185
36,049	Pinnacle Financial Partners, Inc.	2,253,062
17,512	Triumph Bancorp, Inc. ^	671,585
		4,987,832
	BEVERAGES - 2.4%
213,978	Craft Brew Alliance, Inc. ^ *	4,236,764

	BIOTECHNOLOGY - 1.3%
5,836	Exact Sciences Corp. ^ *	341,114
16,754	Myriad Genetics, Inc. ^ *	732,987
95,073	RTI Surgical, Inc. ^ *	437,336
77,976	Veracyte, Inc. ^ *	844,480
57,802	Vericel Corp. ^ *	604,031
		2,959,948
	BUILDING MATERIALS - 3.2%
12,510	Apogee Enterprises, Inc. ^	635,008
40,065	Armstrong World Industries, Inc. ^ *	2,720,413
103,862	NCI Building Systems, Inc. ^ *	1,656,599
27,168	Summit Materials, Inc. ^ *	681,917
		5,693,937
	CHEMICALS - 1.4%
107,505	Ferro Corp. ^ *	2,421,013

	COMMERCIAL SERVICES - 2.8%
32,572	AMN Healthcare Services, Inc. ^ *	1,970,606
47,970	CRA International, Inc. ^	2,596,136
2,900	Medifast, Inc. ^	497,872
		5,064,614
	COMPUTERS - 1.9%
15,493	Carbonite, Inc. ^ *	531,410
13,459	Lumentum Holdings, Inc. ^ *	703,233
543	Science Applications International Corp. ^	45,813
68,412	USA Technologies, Inc. ^ *	920,141
12,009	Varonis Systems, Inc. ^ *	717,838
11,938	WNS Holdings Ltd. - ADR ^ *	580,903
		3,499,338
	DISTRIBUTION/WHOLESALE - 1.9%
9,542	H&E Equipment Services, Inc. ^	351,050
13,894	HD Supply Holdings, Inc. ^ *	611,058
73,023	LKQ Corp. *	2,447,731
		3,409,839
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
3,122	Hubbell, Inc. ^	384,786
22,844	nLight, Inc. ^ *	697,427
		1,082,213
	ELECTRONICS - 1.9%
13,394	Alarm.com Holdings, Inc. ^ *	574,201
20,396	Benchmark Electronics, Inc. ^	493,583
12,482	II-VI, Inc. ^ *	489,294
11,939	KEMET Corp. ^ *	310,295
13,979	OSI Systems, Inc. ^	1,114,965
6,917	Plexus Corp. ^ *	411,008
		3,393,346
	ENGINEERING & CONSTRUCTION - 1.1%
21,675	Argan, Inc. ^	832,320
22,748	MasTec, Inc. ^ *	1,058,919
		1,891,239
	ENTERTAINMENT - 1.2%
6,806	Eldorado Resorts, Inc. ^ *	291,637
1,082	Marriott Vacations Worldwide Corp.	128,877
11,622	Scientific Games Corp. ^ *	558,437
26,882	SeaWorld Entertainment, Inc. ^ *	572,587
9,188	Six Flags Entertainment Corp. ^	596,761
		2,148,299
	ENVIRONMENTAL CONTROL - 2.7%
48,288	Casella Waste Systems, Inc. *	1,330,817
38,175	Clean Harbors, Inc. *	2,173,303
103,378	Hudson Technologies, Inc. ^ *	188,148
18,649	Tetra Tech, Inc. ^	1,133,859
		4,826,127
	FOOD - 0.3%
81	Calavo Growers, Inc.	7,493
71,906	SunOpta, Inc. ^ *	589,629
		597,122
	HAND/MACHINE TOOLS 0.2%
4,380	Regal Beloit Corp. ^	376,461

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 78.3%
	HEALTHCARE - PRODUCTS - 4.8%
35,327	Apollo Endosurgery, Inc. ^ *	$321,829
3,757	AxoGen, Inc. ^ *	168,783
9,142	BioTelemetry, Inc. ^ *	479,955
210,455	Bovie Medical Corp. ^ *	1,016,498
57,805	CareDx, Inc. ^ *	778,055
92,492	Cerus Corp. ^ *	685,366
13,960	CryoLife, Inc. ^	416,008
72,177	Invacare Corp.	1,288,359
5,990	Merit Medical Systems, Inc. ^ *	325,257
9,327	NuVasive, Inc. ^ *	541,432
26,012	Sientra, Inc. ^ *	532,466
13,451	STAAR Surgical Co. ^ *	414,963
7,492	STERIS PLC	857,609
30,350	Tandem Diabetes Care, Inc. ^ *	836,446
		8,663,026
	HEALTHCARE - SERVICES - 3.8%
19,991	Acadia Healthcare Co., Inc. ^ *	789,245
722,476	R1 RCM, Inc. ^ *	5,794,258
5,210	Teladoc, Inc. ^ *	311,819
		6,895,322
	HOLDING COMPANIES-DIVERS - 0.3%
57,805	International Money Express, Inc. ^ *	572,270

	HOME BUILDERS - 0.8%
15,497	Thor Industries, Inc.	1,469,890

	HOME FURNISHINGS - 0.6%
36,857	Sleep Number Corp.	1,050,056

	INTERNET - 3.6%
6,458	8x8, Inc. - ADR ^ *	128,837
9,191	Baozun, Inc. - ADR ^ *	531,699
122,151	Boingo Wireless, Inc. ^ *	2,822,910
52,483	Internap Corp. ^ *	518,532
165,835	Limelight Networks, Inc. ^ *	739,624
18,228	Perficient, Inc. ^ *	479,761
3,460	Proofpoint, Inc. ^ *	394,613
30,267	QuinStreet, Inc. ^ *	401,340
8,156	Twilio, Inc. ^ *	472,151
		6,489,467
	INVESTMENT COMPANIES - 0.0%
1,734	Medallion Financial Corp. *	9,017

	LEISURE TIME - 0.2%
18,844	Callaway Golf Co. ^	362,559

	MACHINERY CONSTRUCTION & MINING - 0.0%
896	Terex Corp. ^	39,532

	MACHINERY - DIVERSIFIED - 1.0%
4,830	Applied Industrial Technologies, Inc. ^	360,560
6,156	Chart Industries, Inc. ^ *	480,722
43,352	NN, Inc. ^	932,068
		1,773,350
	MEDIA - 2.9%
69,110	Nexstar Media Group, Inc. ^	5,145,240

	METAL FABRICATE/HARDWARE - 0.2%
10,830	Tenaris SA - ADR ^	397,894

	MINING - 0.2%
13,142	US Silica Holdings, Inc. ^	354,308

	MISCELLANEOUS MANUFACTURING - 3.6%
5,745	Carlisle Cos., Inc. ^	705,716
699,502	DIRTT Environmental Solutions *	3,513,628
23,144	Fabrinet ^ *	905,393
22,108	Federal Signal Corp. ^	525,065
33,527	Harsco Corp. ^	849,909
		6,499,711
	OFFICE/BUSINESS EQUIPMENT - 0.2%
2,721	Zebra Technologies Corp. ^ *	375,308

	OIL & GAS - 1.8%
12,487	Matador Resources Co. ^ *	418,315
4,835	Murphy USA, Inc. ^ *	383,125
224,220	Northern Oil and Gas, Inc. ^ *	834,098
97,820	Patterson-UTI Energy, Inc.	1,682,504
		3,318,042

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 78.3%
	OIL & GAS SERVICES - 0.7%
13,487	Liberty Oilfield Services, Inc. ^ *	$264,345
27,298	Select Energy Services, Inc. ^ *	417,113
51,219	Superior Energy Services, Inc. ^	503,995
		1,185,453
	PHARMACEUTICALS - 0.1%
94,268	BioScrip, Inc. ^ *	249,810

	REITS - 2.1%
50,148	CoreCivic, Inc. ^	1,285,795
9,846	GEO Group, Inc. ^	254,814
35,568	Host Hotels & Resorts, Inc. ^	744,794
43,925	Kimco Realty Corp. ^	733,108
11,519	Taubman Centers, Inc. ^	714,754
		3,733,265
	RETAIL - 6.3%
4,353	Advance Auto Parts, Inc. ^	614,774
35,451	American Eagle Outfitters, Inc. ^	892,656
83,095	Beacon Roofing Supply, Inc. ^ *	3,496,638
17,236	Boot Barn Holdings, Inc. ^ *	403,150
67,437	Del Taco Restaurants, Inc. ^ *	872,635
80,374	Express, Inc. ^ *	774,002
11,735	GMS, Inc. ^ *	307,926
58,379	Kirkland's, Inc. ^ *	664,353
17,397	Lovesac Co. ^ *	347,940
15,590	MarineMax, Inc. ^ *	292,313
2,670	Nu Skin Enterprises, Inc. ^	194,510
15,695	Target Corp. ^	1,266,273
158,565	Tile Shop Holdings, Inc.	1,316,090
		11,443,260
	SEMICONDUCTORS - 2.1%
52,023	Adesto Technologies Corp. ^ *	286,127
66,179	Aquantia Corp. ^ *	844,444
18,842	Brooks Automation, Inc.	576,188
36,207	Cypress Semiconductor Corp. ^	644,847
22,691	Integrated Device Technology, Inc. ^ *	781,251
538	IPG Photonics Corp. *	88,254
50,034	Lattice Semiconductor Corp. ^	384,761
782	Monolithic Power Systems, Inc. ^	103,756
		3,709,628
	SOFTWARE - 7.8%
19,824	ACI Worldwide, Inc. ^ *	512,252
72,949	Actua Corp. *	45,958
6,577	Bottomline Technologies de, Inc. ^ *	354,500
70,687	Brightcove, Inc. ^ *	604,374
10,829	Computer Programs & Systems, Inc. ^	337,865
67,921	Digi International, Inc. ^ *	916,934
10,504	Ebix, Inc. ^	833,492
24,703	Five9, Inc. ^ *	788,026
37,713	Hortonworks, Inc. ^ *	656,960
34,652	LivePerson, Inc. ^ *	803,926
17,972	ManTech International Corp. ^	1,075,624
87,199	Mitel Networks Corp. *	956,573
190,462	Nuance Communications, Inc. *	2,813,124
12,980	Omnicell, Inc. ^ *	772,310
7,389	PROS Holdings, Inc. ^ *	274,427
91,926	Ribbon Communications, Inc. ^ *	623,718
5,202	SPS Commerce, Inc. ^ *	446,280
49,698	Telenav, Inc. ^ *	268,369
29,865	Upland Software, Inc. ^ *	935,372
		14,020,084
	STORAGE/WAREHOUSING - 0.2%
9,230	Mobile Mini, Inc. ^	393,660

	TELECOMMUNICATIONS - 2.0%
58,357	Extreme Networks, Inc. ^ *	496,035
62,455	ORBCOMM, Inc. ^ *	597,070
26,188	Plantronics, Inc.	1,798,068
46,117	Sierra Wireless, Inc. *	749,401
		3,640,574
	TRANSPORTATION - 7.1%
12,776	Covenant Transportation Group, Inc. *	370,248
36,433	Echo Global Logistics, Inc. ^ *	1,255,117
19,409	Genesee & Wyoming, Inc. *	1,669,174
42,357	Hub Group, Inc. ^ *	1,965,365
9,320	Kirby Corp. *	777,754
94,908	Knight-Swift Transportation Holdings, Inc. ^	3,089,255
56,293	Marten Transport Ltd. ^	1,230,002
1,079	United Parcel Service, Inc.	129,361
21,292	USA Truck, Inc. *	464,591
38,912	Werner Enterprises, Inc. ^	1,449,472
4,335	XPO Logistics, Inc. ^ *	432,286
		12,832,625

	TOTAL COMMON STOCK (Cost - $113,120,363)	141,517,210

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

				Option
Contracts **	OPTIONS PURCHASED - 0.3%	Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	CALL OPTIONS PURCHASED - 0.2%
81	Beacon Roofing Supply, Inc.	Goldman Sachs	$364,500	8/17/2018	$45.00	$5,670
78	Callaway Golf Co.	Goldman Sachs	148,200	8/17/2018	$19.00	7,020
54	Callaway Golf Co.	Goldman Sachs	108,000	8/17/2018	$20.00	2,160
21	Carlisle Cos., Inc.	Goldman Sachs	241,500	8/17/2018	$115.00	17,010
11	Caterpillar, Inc.	Goldman Sachs	157,300	8/17/2018	$143.00	4,213
27	Citrix Systems, Inc.	Goldman Sachs	297,000	8/17/2018	$110.00	5,535
54	Exact Sciences Corp.	Goldman Sachs	318,600	8/17/2018	$59.00	17,820
27	Exact Sciences Corp.	Goldman Sachs	162,000	10/19/2018	$60.00	14,040
54	GMS, Inc.	Goldman Sachs	162,000	8/17/2018	$30.00	405
27	Hortonworks, Inc.	Goldman Sachs	54,000	8/17/2018	$20.00	1,080
27	Hubbell, Inc.	Goldman Sachs	310,500	8/17/2018	$115.00	23,625
54	KEMET Corp.	Goldman Sachs	124,200	9/21/2018	$23.00	20,250
54	Knight-Swift Transportation Holdings, Inc.	Goldman Sachs	189,000	8/17/2018	$35.00	1,620
54	Knight-Swift Transportation Holdings, Inc.	Goldman Sachs	216,000	8/17/2018	$40.00	135
54	Leggett & Platt, Inc.	Goldman Sachs	243,000	8/17/2018	$45.00	1,350
11	Medifast, Inc.	Goldman Sachs	148,500	9/21/2018	$135.00	44,165
56	Nu Skin Enterprises, Inc.	Goldman Sachs	420,000	8/17/2018	$75.00	10,920
54	Olin Corp.	Goldman Sachs	156,600	8/17/2018	$29.00	6,588
54	Olin Corp.	Goldman Sachs	162,000	8/17/2018	$30.00	3,240
27	Owens Corning	Goldman Sachs	175,500	8/17/2018	$65.00	1,485
8	Proofpoint, Inc.	Goldman Sachs	92,000	8/17/2018	$115.00	2,400
54	Ryder System, Inc.	Goldman Sachs	432,000	8/17/2018	$80.00	4,590
109	Scientific Games Corp.	Goldman Sachs	545,000	8/17/2018	$50.00	28,340
27	Six Flags Entertainment Corp.	Goldman Sachs	182,250	8/17/2018	$67.50	1,350
108	Superior Energy Services,Inc.	Goldman Sachs	108,000	8/17/2018	$10.00	2,700
8	US Concrete, Inc.	Goldman Sachs	46,000	8/17/2018	$57.50	320
11	USANA Health Sciences, Inc.	Goldman Sachs	121,000	8/17/2018	$110.00	24,475
54	Werner Enterprises, Inc.	Goldman Sachs	216,000	8/17/2018	$40.00	1,080
	TOTAL CALL OPTIONS PURCHASED (Cost - $251,823)					253,586

	PUT OPTIONS PURCHASED - 0.1%
54	Boingo Wireless, Inc.	Goldman Sachs	$118,800	8/17/2018	$22.00	4,725
11	EZCORP, Inc.	Goldman Sachs	13,750	8/17/2018	$12.50	1,403
54	Group 1 Automotive, Inc.	Goldman Sachs	351,000	8/17/2018	$65.00	2,835
272	Ichor Holdings Ltd.	Goldman Sachs	544,000	8/17/2018	$20.00	25,840
5	IPG Photonics Corp.	Goldman Sachs	115,000	8/17/2018	$230.00	30,500
108	iShares North American Tech-Software ETF	Goldman Sachs	2,052,000	8/17/2018	$190.00	66,960
16	Lam Research Corp.	Goldman Sachs	276,000	8/17/2018	$172.50	1,232
27	Lam Research Corp.	Goldman Sachs	472,500	8/17/2018	$175.00	2,808
22	Lam Research Corp.	Goldman Sachs	390,500	8/17/2018	$177.50	2,992
54	Micron Technology, Inc.	Goldman Sachs	280,800	8/17/2018	$52.00	7,560
27	Micron Technology, Inc.	Goldman Sachs	143,100	8/17/2018	$53.00	5,130
54	Micron Technology, Inc.	Goldman Sachs	291,600	8/17/2018	$54.00	13,338
54	Micron Technology, Inc.	Goldman Sachs	297,000	8/17/2018	$55.00	16,740
16	MSA Safety, Inc.	Goldman Sachs	160,000	8/17/2018	$100.00	2,080
82	SPDR S&P 500 ETF TRUST	Goldman Sachs	2,214,000	8/17/2018	$270.00	3,526
5	Stamps.com, Inc.	Goldman Sachs	125,000	8/17/2018	$250.00	6,250
11	Stamps.com, Inc.	Goldman Sachs	297,000	8/17/2018	$270.00	23,760
54	Vonage Holdings Corp.	Goldman Sachs	70,200	8/17/2018	$13.00	3,780
	TOTAL PUT OPTIONS PURCHASED (Cost - $227,911)					221,459

	TOTAL OPTIONS PURCHASED (Cost - $479,734)					475,045
Shares
	RIGHT - 0.0%
25,442	Nexstar Broadcasting Group CVR #					0
	TOTAL RIGHT (Cost - $7,633)

	SHORT-TERM INVESTMENT - 25.1%
	MONEY MARKET FUND - 25.1%
45,383,110	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.80% +					45,383,110
	TOTAL SHORT-TERM INVESTMENT (Cost - $45,383,110)

Shares				Expiration Date	Exercise Price	Fair Value
	WARRANT - 0.0%
14,451	International Money Express			7/26/2023	$11.50	19,870
	TOTAL WARRANT (Cost - $17,558)

	TOTAL INVESTMENTS - 103.7% (Cost - $159,008,398) (a)					$187,395,235
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $121,785) (a)					(139,812)
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds - $47,585) (a)					(34,557)
	SECURITIES SOLD SHORT (32.3) % (Proceeds - $56,996,826) (a)					(58,363,526)
	OTHER ASSETS LESS LIABILITIES - 28.7%					51,963,720
	NET ASSETS - 100.0%					$180,821,060

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

				Option
Contracts **		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS WRITTEN - (0.1) %
	CALL OPTIONS WRITTEN - (0.1) %
70	BioTelemetry, Inc.	Goldman Sachs	$385,000	11/16/2018	$55.00	$27,300
28	Bottomline Technologies DE, Inc.	Goldman Sachs	168,000	9/21/2018	$60.00	1,736
43	Carlisle Cos., Inc.	Goldman Sachs	516,000	8/17/2018	$120.00	15,480
27	Citrix Systems, Inc.	Goldman Sachs	324,000	8/17/2018	$120.00	338
54	Exact Sciences Corp.	Goldman Sachs	361,800	8/17/2018	$67.00	5,940
27	Exact Sciences Corp.	Goldman Sachs	202,500	10/19/2018	$75.00	2,767
83	Five9, Inc.	Goldman Sachs	332,000	10/19/2018	$40.00	2,698
27	Hubbell, Inc.	Goldman Sachs	324,000	8/17/2018	$120.00	11,340
54	KEMET Corp.	Goldman Sachs	145,800	9/21/2018	$27.00	7,830
11	Medifast, Inc.	Goldman Sachs	170,500	9/21/2018	$155.00	25,300
27	Owens Corning	Goldman Sachs	189,000	8/17/2018	$70.00	135
8	Proofpoint, Inc.	Goldman Sachs	104,000	8/17/2018	$130.00	380
81	SeaWorld Entertainment, Inc.	Goldman Sachs	194,400	8/17/2018	$24.00	3,240
27	Six Flags Entertainment Corp.	Goldman Sachs	195,750	8/17/2018	$72.50	135
54	Target Corp.	Goldman Sachs	432,000	8/17/2018	$80.00	9,774
43	Twilio, Inc.	Goldman Sachs	301,000	9/21/2018	$70.00	7,869
144	USA Technologies, Inc.	Goldman Sachs	216,000	12/21/2018	$15.00	17,280
54	Varonis Systems, Inc.	Goldman Sachs	459,000	8/17/2018	$85.00	270
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $121,785)					139,812

	PUT OPTIONS WRITTEN - (0.0) %
27	Euronet Worldwide, Inc.	Goldman Sachs	$243,000	8/17/2018	$90.00	2,565
54	Group 1 Automotive, Inc.	Goldman Sachs	324,000	8/17/2018	$60.00	540
27	Lam Research Corp.	Goldman Sachs	418,500	8/17/2018	$155.00	378
16	Lam Research Corp.	Goldman Sachs	256,000	8/17/2018	$160.00	352
22	Lam Research Corp.	Goldman Sachs	357,500	8/17/2018	$162.50	682
27	Lululemon Athletica, Inc.	Goldman Sachs	324,000	8/17/2018	$120.00	7,560
54	Micron Technology, Inc.	Goldman Sachs	259,200	8/17/2018	$48.00	2,106
27	Micron Technology, Inc.	Goldman Sachs	132,300	8/17/2018	$49.00	1,377
54	Micron Technology, Inc.	Goldman Sachs	275,400	8/17/2018	$51.00	5,400
16	MSA Safety, Inc.	Goldman Sachs	152,000	8/17/2018	$95.00	440
41	Science Applications International	Goldman Sachs	328,000	8/17/2018	$80.00	2,357
16	Stamps.com, Inc.	Goldman Sachs	368,000	8/17/2018	$230.00	10,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $47,585)					34,557

	TOTAL OPTIONS WRITTEN (Proceeds - $169,370)					174,369

Shares
	SECURITIES SOLD SHORT - (32.3) %
	AGRICULTURE - (0.3) %
34,513	Vector Group Ltd.					$636,765

	APPAREL - (0.9) %
79,418	Crocs, Inc. *					1,438,260
11,561	Under Armour, Inc. *					216,653
						1,654,913
	AUTO MANUFACTURERS - (0.3) %
8,406	PACCAR, Inc.					552,442

	AUTO PARTS & EQUIPMENT - (0.1) %
2,650	Dorman Products, Inc. *					197,902

	BEVERAGES - (1.0) %
2,378	Boston Beer Co., Inc. *					653,831
10,554	National Beverage Corp. *					1,113,553
						1,767,384
	BIOTECHNOLOGY - (0.9) %
25,153	Cambrex Corp. *					1,572,063

	BUILDING MATERIALS - (0.9) %
42,226	Builders FirstSource, Inc. *					757,112
17,450	US Concrete, Inc. *					881,225
						1,638,337
	CHEMICALS - (1.8) %
14,742	Balchem Corp.					1,478,475
30,973	Innophos Holdings, Inc.					1,399,360
5,678	Sensient Technologies Corp.					393,826
						3,271,661
	COMMERCIAL SERVICES - (1.0) %
2,196	ASGN, Inc. *					198,299
16,731	Cardtronics PLC *					423,629
23,606	Huron Consulting Group, Inc. *					1,030,402
5,347	MoneyGram International, Inc. *					34,969
2,890	Nutrisystem, Inc.					115,600
						1,802,899
	COMPUTERS - (1.8) %
87,653	3D Systems Corp. *					1,066,737
5,057	Diebold Nixdorf, Inc.					57,397
14,299	Digimarc Corp. *					430,400
5,780	Genpact Ltd.					175,596
83,181	PAR Technology Corp. *					1,553,821
						3,283,951

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (32.3) %
	COSMETICS/PERSONAL CARE - (0.3) %
7,040	Procter & Gamble Co.	$569,395

	DIVERSIFIED FINANCIAL SERVICES - (1.0) %
28,130	Curo Group Holdings Corp. *	732,224
2,276	Enova International, Inc. *	70,556
46,042	Waddell & Reed Financial, Inc.	953,530
		1,756,310
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.2) %
4,624	Belden, Inc.	299,404

	ELECTRONICS - (0.4) %
10,867	Electro Scientific Industries, Inc.	195,932
22,038	Gentex Corp.	511,282
		707,214
	ENERGY - ALTERNATE SOURCES - (0.2) %
6,420	SolarEdge Technologies, Inc. *	341,865

	ENGINEERING & CONSTRUCTION - (0.8) %
45,103	Aegion Corp. *	1,117,652
7,666	Granite Construction, Inc.	413,581
		1,531,233
	ENTERTAINMENT - (0.3) %
15,217	Golden Entertainment, Inc.	473,705

	EQUITY FUNDS - (4.0) %
3,467	Direxion Daily Small Cap Bull 3X Shares	297,399
32,232	Industrial Select Sector SPDR Fund	2,479,285
1,894	iShares North American Tech-Software ETF	351,375
4,843	iShares PHLX Semiconductor ETF	898,377
8,584	iShares Russell 2000 Growth ETF	1,781,609
5,992	iShares Transportation Average ETF	1,194,146
1,156	iShares U.S. Medical Devices ETF	240,760
		7,242,951
	FOOD - (0.2) %
16,086	SpartanNash Co.	385,421

	HEALTHCARE - PRODUCTS - (2.5) %
216	ABIOMED, Inc. *	76,578
8,539	Avanos Medical, Inc. *	471,353
8,147	Cantel Medical Corp.	755,308
5,780	Glaukos Corp. *	240,506
1,011	ICU Medical, Inc. *	289,955
2,312	Inogen, Inc. *	460,666
2,369	Insulet Corp. *	197,006
6,935	Intersect ENT, Inc. *	224,347
6,980	LeMaitre Vascular, Inc.	251,280
54,765	Obalon Therapeutics, Inc. *	90,910
2,312	Quidel Corp. *	156,892
16,328	Tactile Systems Technology, Inc. *	784,887
12,161	Varex Imaging Corp. *	465,037
		4,464,725
	HEALTHCARE - SERVICES - (0.8) %
84,940	American Renal Associates Holdings, Inc. *	1,366,685
17,341	Joint Corp. *	142,196
		1,508,881
	HOME BUILDERS - (0.3) %
14,089	Winnebago Industries, Inc.	562,151

	HOUSEHOLD PRODUCTS/WARES - (0.2) %
2,159	Clorox Co.	291,832

	INTERNET - (1.0) %
15,638	Boingo Wireless, Inc. *	361,394
35,790	NIC, Inc.	586,956
2,763	Q2 Holdings, Inc. *	163,431
7,225	TechTarget, Inc. *	205,335
2,312	Wayfair, Inc. *	251,592
6,936	Yelp, Inc. *	255,800
		1,824,508
	LEISURE TIME - (0.1) %
10,061	Nautilus, Inc. *	143,369
7,225	Vista Outdoor, Inc. *	117,334
		260,703
	MACHINERY - DIVERSIFIED - (0.6) %
6,900	Flowserve Corp.	305,877
15,688	Ichor Holdings Ltd. *	329,448
4,992	Lindsay Corp.	469,947
		1,105,272

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (32.3) %
	PHARMACEUTICALS - (0.2) %
3,468	Neogen Corp. *		$285,763

	RETAIL - (4.7) %
21,380	Caleres, Inc.		716,016
16,305	Dick's Sporting Goods, Inc.		556,653
39,662	EZCORP, Inc. *		454,130
10,847	Foot Locker, Inc.		529,442
52,951	Freshpet, Inc. *		1,535,579
27,348	Gap, Inc.		825,089
5,468	Group 1 Automotive, Inc.		382,705
8,648	Hibbett Sports, Inc. *		198,472
11,813	L Brands, Inc.		374,118
33,740	PetIQ, Inc. *		924,476
10,095	PetMed Express, Inc.		374,827
104,900	Vera Bradley, Inc. *		1,394,121
8,814	Zumiez, Inc. *		199,637
			8,465,265
	SEMICONDUCTORS - (2.0) %
2,169	Advanced Energy Industries, Inc. *		132,830
19,679	Axcelis Technologies, Inc. *		432,938
24,206	Brooks Automation, Inc. ^		740,219
2,707	Cabot Microelectronics Corp.		326,058
37,959	FormFactor, Inc. *		491,569
3,786	Lam Research Corp.		721,763
22,436	MaxLinear, Inc. *		388,367
6,802	Micron Technology, Inc. *		359,078
			3,592,822
	SOFTWARE - (2.1) %
40,753	Avid Technology, Inc. *		228,624
3,901	Broadridge Financial Solutions, Inc.		440,735
6,432	Cerner Corp. *		399,299
5,489	Coupa Software, Inc. *		336,531
29,950	Hortonworks, Inc. *		521,729
24,915	Inovalon Holdings, Inc. *		265,345
3,435	MicroStrategy, Inc. *		447,065
3,612	New Relic, Inc. *		352,892
6,385	PROS Holdings, Inc. *		237,139
10,837	SailPoint Technologies Holding, Inc. *		261,063
13,005	Zuora, Inc. *		319,013
			3,809,435
	TELECOMMUNICATIONS - (0.6) %
237,498	Harmonic, Inc. *		1,092,491

	TRANSPORTATION - (0.8) %
9,013	CH Robinson Worldwide, Inc.		831,269
4,859	JB Hunt Transport Services, Inc.		582,594
			1,413,863

	TOTAL SECURITIES SOLD SHORT (Proceeds - $56,996,826)		58,363,526

	CVR - Contingent Value Rights
	ETF - Exchange Traded Fund
	PLC - Public Limited Company
	SPDR - Standard & Poor's Depositary Receipt
^	All or a portion of this security is held as collateral for securities sold short or options written.
*	Non-income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
+	Money market fund; interest rate reflects effective yield on July 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $103,389,992 including options and
	securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$32,053,064
		Unrealized depreciation	(6,585,716)
		Net unrealized appreciation	$25,467,348

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. .Future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund's investments carried at fair value:

Balter European L/S Small Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$74,452,120	$-	$-	$74,452,120
Forward Currency Contracts	-	52,029	-	52,029
Money Market Funds	13,936,465	-	-	13,936,465
Total	$88,388,585	$52,029	$-	$88,440,614
Liabilities**
Securities Sold Short	$28,478,538	$-	$-	$28,478,538
Total	$28,478,538	$-	$-	$28,478,538

Balter Invenomic Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$57,073,182	$-	$-	$57,073,182
Call Options Purchased	119,040	83,800	-	202,840
Money Market Funds	10,364,057	-	-	10,364,057
Total	$67,556,279	$83,800	$-	$67,640,079
Liabilities**
Call Options Written	$-	$23,970	$-	$23,970
Securities Sold Short	45,548,181	-	-	45,548,181
Total	$45,548,181	$23,970	$-	$45,572,151

Balter L/S Small Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$141,517,210	$-	$-	$141,517,210
Call Options Purchased	118,256	135,330	-	253,586
Put Options Purchased	142,224	79,235	-	221,459
Money Market Funds	45,383,110	-	-	45,383,110
Rights	-	-	0	0
Warrant	19,870	-	-	19,870
Total	$187,180,670	$214,565	$0	$187,395,235
Liabilities**
Call Options Written	$80,214	$59,598	$-	$139,812
Put Options Written	27,973	6,584	-	34,557
Securities Sold Short	58,363,526	-	-	58,363,526
Total	$58,471,713	$66,182	$-	$58,537,895
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of July 31, 2018 categorized by risk exposure.

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at July 31, 2018
Forward Currency Contracts	$52,029	$52,029
Total	$52,029	$52,029

Balter Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2018
Purchased Options	$14,705	$14,705
Written Options	19,301	19,301
Total	$34,006	$34,006

Balter L/S Small Cap Equity Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at July 31, 2018
Purchased Options	$(4,689)	$(4,689)
Written Options	(4,999)	(4,999)
Total	$(9,688)	$(9,688)

The notional value of the derivative instruments outstanding as of July 31, 2018 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a reconciliation of Nextstar Broadcasting Group CVR (Balter L/S Small Cap Equity Fund), for which Level 3 inputs were used in determining value:

	Balter L/S Small Cap
	Equity Fund
Beginning balance April 30, 2018	$-
Total realized gain/(loss)	-
Change in unrealized appreciation	-
Capital Distribution
Tax basis adjustment	-
Net Transfers in/(out) of Level 3	-
Ending Balance July 31, 2018	$-

Quantitative disclosures of unobservable inputs and assumptions used by the Balter L/S Small Cap Equity Fund are below.

Investments in Securities
Balter L/S Small Cap Equity Fund	Fair Value	Valuation Techniques	Unobservable Input
Nextstar Broadcasting Group CVR	$-	Contingent Value Rights	Potential future cash payments
	$-

Fair value securities as a percent of net assets at July 31, 2018 were 0.0% for the Balter L/S Small Cap Equity Fund

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/18

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/28/18